Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 101,597,940.00
Total Fee Amount	14,030.68
Total Offset Amount	0.00
Net Fee	$ 14,030.68
Offering Table N/A
Offset Table N/A	N/A